Ordinary shares (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 04, 2020 USD ($) $ / shares shares	Dec. 31, 2025 Vote $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Ordinary shares
Redesignation or conversion ratio adopted for conversion of ordinary shares into Class B shares prior to the completion of the IPO		1
Ordinary shares authorized		1,500,000,000	1,500,000,000	1,500,000,000
Ordinary shares issued		359,059,557	350,794,377
Ordinary shares outstanding		359,059,557	350,794,377
Follow on Offering
Ordinary shares
Follow-on public offering | $	$ 6,216
Class A ordinary shares
Ordinary shares
Number of votes per share | Vote		1
Ordinary shares authorized		1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares issued		255,452,577	247,187,397
Ordinary shares outstanding		255,452,577	247,187,397
Settlement of RSU by new issuance (Shares)		5,649,420	6,687,180
Exercise of stock options (in shares)		2,615,760	807,000
Class A ordinary shares | Follow on Offering
Ordinary shares
Follow-on public offering (in shares)	4,907,100
Shares price (in dollars per share) | $ / shares	$ 1.27
Class B ordinary shares
Ordinary shares
Number of votes per share | Vote		10
Ordinary shares authorized		350,000,000	350,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares issued		103,606,980	103,606,980
Ordinary shares outstanding		103,606,980	103,606,980
Ordinary shares to be designated
Ordinary shares
Ordinary shares authorized		150,000,000	150,000,000	150,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001